Note 5 - Fair Value of Financial Instruments - Financial Instruments at Fair Value on a Recurring Basis (Details) (Parentheticals) - USD ($)	Sep. 30, 2023	May 11, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Member]
Debt discounts	$ 2,113,114	$ 3,883,904
Nonrelated Party [Member]
Debt discounts	$ 263,380
Fair Value, Recurring [Member] | Related Party [Member]
Debt discounts			$ 2,692,757	$ 699,213
Fair Value, Recurring [Member] | Nonrelated Party [Member]
Debt discounts			$ 336,085